Description of Business and Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) Compounds shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2023 USD ($) Compounds shares	Mar. 31, 2022 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 5,295,000	$ 20,196,000	$ 5,295,000	$ 20,196,000	$ 15,301,000	$ 28,675,000
Restricted cash	143,000	143,000	143,000	143,000	143,000	143,000
Accumulated deficit	$ (336,624,000)		(336,624,000)		(324,998,000)	(307,739,000)
Cash flow from operations			$ 11,982,000	7,675,000	$ 12,408,000	$ 8,453,000
Issuance of common stock | shares	9,838,755		9,838,755		8,716,906	8,710,627
Restricted cash					$ 100,000	$ 100,000
Impairment of long-lived assets					0	0
Acquired in-process research and development accrued expenses	$ 0		$ 0		2,000,000	0
Dilutive effect	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Common stock equivalents excluded from computing diluted net loss per share | shares			800,000	1,500,000	1,600,000	1,200,000
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]					us-gaap:UsefulLifeTermOfLeaseMember
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Maturity of highly liquid investment					3 months
Useful life of fixed assets, range					7 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of fixed assets, range					1 year
At-The-Market Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Issuance of common stock | shares	934,621		934,621		0
Metacrine's FXR Program [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of clinically tested compounds | Compounds			2
Number of discovery or preclinical compounds | Compounds			2,000
Metacrine, Inc. [Member] | Metacrine's FXR Program [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of clinically tested compounds | Compounds					2
Number of discovery or preclinical compounds | Compounds					2,000
Asset Acquisition, Price of Acquisition, Expected					$ 4,000,000
Upfront payment paid					2,000,000
Acquired in-process research and development accrued expenses					$ 2,000,000